Interest rate benchmark reform (Tables)	12 Months Ended
Dec. 31, 2023
Interest Rate Benchmark Reform [Abstract]
Financial instruments, benchmarks

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	Others[1]
At 31 Dec 2023	£m	£m
Non-derivative financial assets[2]	451	131
Non-derivative financial liabilities	4	—
Derivative notional contract amount	4,725	164,760

At 31 Dec 2022
Non-derivative financial assets[2]	5,976	136
Non-derivative financial liabilities	1,847	—
Derivative notional contract amount	1,643,433	155,951
1    Comprises financial instruments referencing other significant demising benchmark rates yet to transition to alternative benchmarks: Canadian dollar offered rate (‘CDOR’), GBP libor, Mexican Interbank equilibrium interest rate (‘TIIE’), SOR, THBFIX, MIFOR and Sibor). An announcement was made by the South African regulator during the first half of 2023 on the cessation of the Johannesburg interbank average rate (‘JIBAR’). Therefore, JIBAR is also included in ‘Others‘ during the current period.
2    Gross carrying amount excluding allowances for expected credit losses.

Disclosure of initial application of standards or interpretations

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	Others[1]
At 31 Dec 2023	£m	£m
Non-derivative financial assets[2]	451	131
Non-derivative financial liabilities	4	—
Derivative notional contract amount	4,725	164,760

At 31 Dec 2022
Non-derivative financial assets[2]	5,976	136
Non-derivative financial liabilities	1,847	—
Derivative notional contract amount	1,643,433	155,951
1    Comprises financial instruments referencing other significant demising benchmark rates yet to transition to alternative benchmarks: Canadian dollar offered rate (‘CDOR’), GBP libor, Mexican Interbank equilibrium interest rate (‘TIIE’), SOR, THBFIX, MIFOR and Sibor). An announcement was made by the South African regulator during the first half of 2023 on the cessation of the Johannesburg interbank average rate (‘JIBAR’). Therefore, JIBAR is also included in ‘Others‘ during the current period.
2    Gross carrying amount excluding allowances for expected credit losses.